Summary of Significant Accounting Policies (Details) - EFSC common stock - EBP 001 - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Number of units (in shares)	158,207	302,920
Net asset value per unit (in dollars per share)		$ 29.63